Summary of RSU and PSU Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Performance Share Unit (PSUs)
Outstanding Number of Shares
Granted	359,570
Shares vested	0	0
Forfeited
Outstanding at ending of period	359,570
Weighted Average Fair Value
Granted	$ 33.09
Forfeited
Outstanding at end of period	$ 33.09
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 7 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	496,000
Granted	393,683
Shares vested	(50,000)
Forfeited
Outstanding at ending of period	839,683
Weighted Average Fair Value
Outstanding at beginning of period	$ 20.26
Granted	$ 34.40
Shares vested	$ 22.30
Forfeited
Outstanding at end of period	$ 26.77
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 11 months 27 days